Note 8 - Disclosure of Financial Instruments and Risk Management - Reconciliation of Deferred Losses (Details) - Level 3 of fair value hierarchy [member] - Convertible debentures, deferred day-one losses [member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	€ 0	€ 0
Additions (convertible debentures issued)	3,766	0
Expense from currency revaluation	37	(0)
Amortization recognized in profit or loss during the period	(456)	0
Balance	€ 3,273	€ 0